Investments in Associates - Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Beginning balance	$ 4,612
Ending balance	5,002	$ 4,612
Castel [member]
Disclosure of associates [line items]
Beginning balance	3,125	3,482
Effect of movements in foreign exchange	375	(303)
Dividends received	(77)	(158)
Share of results of associates	140	104
Ending balance	3,563	3,125
Anadolu Efes [member]
Disclosure of associates [line items]
Beginning balance	214	164
Effect of movements in foreign exchange	(211)	(128)
Dividends received	(4)	(10)
Share of results of associates	53	84
Exceptional share of results of associates	9	104
Ending balance	$ 60	$ 214